Allowance for loan losses - Allowance Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	$ 569,348	$ 623,426
Provision (reversal) for loan losses	165,779	228,072	$ 325,424
Charge-offs	(345,679)	(352,622)
Recoveries	88,260	70,472
Balance at end of period	477,708	569,348	623,426
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	85,226	119,670
General ALLL	392,482	449,678
Ending balance: loans individually evaluated for impairment	1,032,821	1,045,095
Ending balance: loans collectively evaluated for impairment	26,374,052	25,462,794
Non-covered Loans held-in-portfolio	27,406,873	26,507,889
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	27,406,873	26,507,889
PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	20,180,232	19,883,472
PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	507,158	518,104
Provision (reversal) for loan losses	135,751	196,461
Charge-offs	(281,355)	(298,212)
Recoveries	71,097	57,195
Allowance Transferred From Covered Loans		33,610
Balance at end of period	432,651	507,158	518,104
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	81,455	115,409
General ALLL	351,196	391,749
Ending balance: loans individually evaluated for impairment	1,011,704	1,015,108
Ending balance: loans collectively evaluated for impairment	19,168,528	18,868,364
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	20,180,232	19,883,472
PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	0	33,244
Provision (reversal) for loan losses		1,730
Charge-offs		(1,448)
Recoveries		84
Allowance Transferred To Non Covered Loans		(33,610)
Balance at end of period		0	33,244
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		0
Ending balance: loans individually evaluated for impairment		0
Ending balance: loans collectively evaluated for impairment		0
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		0
UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	7,226,641	6,624,417
UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	62,190	72,078
Provision (reversal) for loan losses	30,028	29,881
Charge-offs	(64,324)	(52,962)
Recoveries	17,163	13,193
Balance at end of period	45,057	62,190	72,078
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	3,771	4,261
General ALLL	41,286	57,929
Ending balance: loans individually evaluated for impairment	21,117	29,987
Ending balance: loans collectively evaluated for impairment	7,205,524	6,594,430
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,226,641	6,624,417
Commercial
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	239,115	215,665
Provision (reversal) for loan losses	(25,944)	109,165
Charge-offs	(94,181)	(107,272)
Recoveries	28,062	21,557
Balance at end of period	147,052	239,115	215,665
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	20,533	52,190
General ALLL	126,519	186,925
Ending balance: loans individually evaluated for impairment	399,549	398,518
Ending balance: loans collectively evaluated for impairment	11,913,202	11,644,501
Non-covered Loans held-in-portfolio	12,312,751	12,043,019
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	12,312,751	12,043,019
Commercial | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	7,261,130	7,372,643
Commercial | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	207,214	171,531
Provision (reversal) for loan losses	(41,440)	101,614
Charge-offs	(53,852)	(82,352)
Recoveries	19,141	16,421
Allowance Transferred From Covered Loans		0
Balance at end of period	131,063	207,214	171,531
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	20,533	52,190
General ALLL	110,530	155,024
Ending balance: loans individually evaluated for impairment	397,452	398,518
Ending balance: loans collectively evaluated for impairment	6,863,678	6,974,125
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,261,130	7,372,643
Commercial | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	0	0
Provision (reversal) for loan losses		0
Charge-offs		0
Recoveries		0
Allowance Transferred To Non Covered Loans		0
Balance at end of period		0	0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		0
Ending balance: loans individually evaluated for impairment		0
Ending balance: loans collectively evaluated for impairment		0
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		0
Commercial | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	5,051,621	4,670,376
Commercial | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	31,901	44,134
Provision (reversal) for loan losses	15,496	7,551
Charge-offs	(40,329)	(24,920)
Recoveries	8,921	5,136
Balance at end of period	15,989	31,901	44,134
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	0	0
General ALLL	15,989	31,901
Ending balance: loans individually evaluated for impairment	2,097	0
Ending balance: loans collectively evaluated for impairment	5,049,524	4,670,376
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	5,051,621	4,670,376
Construction
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	7,424	8,362
Provision (reversal) for loan losses	(3,544)	3,514
Charge-offs	(2,324)	(5,815)
Recoveries	3,222	1,363
Balance at end of period	4,778	7,424	8,362
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	6	56
General ALLL	4,772	7,368
Ending balance: loans individually evaluated for impairment	119	13,848
Ending balance: loans collectively evaluated for impairment	830,973	765,601
Non-covered Loans held-in-portfolio	831,092	779,449
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	831,092	779,449
Construction | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	137,470	85,955
Construction | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	886	1,286
Provision (reversal) for loan losses	(3,417)	(1,754)
Charge-offs	(109)	(9)
Recoveries	3,214	1,363
Allowance Transferred From Covered Loans		0
Balance at end of period	574	886	1,286
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	6	56
General ALLL	568	830
Ending balance: loans individually evaluated for impairment	119	1,788
Ending balance: loans collectively evaluated for impairment	137,351	84,167
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	137,470	85,955
Construction | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	0	0
Provision (reversal) for loan losses		0
Charge-offs		0
Recoveries		0
Allowance Transferred To Non Covered Loans		0
Balance at end of period		0	0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		0
Ending balance: loans individually evaluated for impairment		0
Ending balance: loans collectively evaluated for impairment		0
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		0
Construction | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	693,622	693,494
Construction | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	6,538	7,076
Provision (reversal) for loan losses	(127)	5,268
Charge-offs	(2,215)	(5,806)
Recoveries	8	0
Balance at end of period	4,204	6,538	7,076
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	0	0
General ALLL	4,204	6,538
Ending balance: loans individually evaluated for impairment	0	12,060
Ending balance: loans collectively evaluated for impairment	693,622	681,434
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	693,622	693,494
Mortgages
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	147,412	196,143
Provision (reversal) for loan losses	15,486	17,084
Charge-offs	(48,182)	(71,071)
Recoveries	6,392	5,256
Balance at end of period	121,108	147,412	196,143
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	42,804	41,211
General ALLL	78,304	106,201
Ending balance: loans individually evaluated for impairment	531,855	518,888
Ending balance: loans collectively evaluated for impairment	6,651,677	6,716,370
Non-covered Loans held-in-portfolio	7,183,532	7,235,258
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	7,183,532	7,235,258
Mortgages | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	6,166,748	6,433,323
Mortgages | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	142,978	159,081
Provision (reversal) for loan losses	14,658	15,297
Charge-offs	(47,577)	(69,393)
Recoveries	6,222	4,571
Allowance Transferred From Covered Loans		33,422
Balance at end of period	116,281	142,978	159,081
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	40,596	38,760
General ALLL	75,685	104,218
Ending balance: loans individually evaluated for impairment	522,469	509,468
Ending balance: loans collectively evaluated for impairment	5,644,279	5,923,855
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	6,166,748	6,433,323
Mortgages | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	0	32,521
Provision (reversal) for loan losses		2,265
Charge-offs		(1,446)
Recoveries		82
Allowance Transferred To Non Covered Loans		(33,422)
Balance at end of period		0	32,521
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		0
Ending balance: loans individually evaluated for impairment		0
Ending balance: loans collectively evaluated for impairment		0
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		0
Mortgages | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	1,016,784	801,935
Mortgages | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	4,434	4,541
Provision (reversal) for loan losses	828	(478)
Charge-offs	(605)	(232)
Recoveries	170	603
Balance at end of period	4,827	4,434	4,541
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	2,208	2,451
General ALLL	2,619	1,983
Ending balance: loans individually evaluated for impairment	9,386	9,420
Ending balance: loans collectively evaluated for impairment	1,007,398	792,515
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	1,016,784	801,935
Legacy
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	969	798
Provision (reversal) for loan losses	(1,738)	(1,861)
Charge-offs	105	114
Recoveries	1,294	1,918
Balance at end of period	630	969	798
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	0	0
General ALLL	630	969
Ending balance: loans individually evaluated for impairment	0	0
Ending balance: loans collectively evaluated for impairment	22,105	25,949
Non-covered Loans held-in-portfolio	22,105	25,949
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	22,105	25,949
Legacy | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	22,105	25,949
Legacy | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	969	798
Provision (reversal) for loan losses	(1,738)	(1,861)
Charge-offs	105	114
Recoveries	1,294	1,918
Balance at end of period	630	969	798
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	0	0
General ALLL	630	969
Ending balance: loans individually evaluated for impairment	0	0
Ending balance: loans collectively evaluated for impairment	22,105	25,949
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	22,105	25,949
Leasing
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	11,486	11,991
Provision (reversal) for loan losses	8,619	5,525
Charge-offs	(11,834)	(8,297)
Recoveries	2,497	2,267
Balance at end of period	10,768	11,486	11,991
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	61	320
General ALLL	10,707	11,166
Ending balance: loans individually evaluated for impairment	507	1,099
Ending balance: loans collectively evaluated for impairment	1,059,000	933,674
Non-covered Loans held-in-portfolio	1,059,507	934,773
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	1,059,507	934,773
Leasing | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	1,059,507	934,773
Leasing | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	11,486	11,991
Provision (reversal) for loan losses	8,619	5,525
Charge-offs	(11,834)	(8,297)
Recoveries	2,497	2,267
Allowance Transferred From Covered Loans		0
Balance at end of period	10,768	11,486	11,991
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	61	320
General ALLL	10,707	11,166
Ending balance: loans individually evaluated for impairment	507	1,099
Ending balance: loans collectively evaluated for impairment	1,059,000	933,674
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	1,059,507	934,773
Leasing | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	0	0
Provision (reversal) for loan losses		0
Charge-offs		0
Recoveries		0
Allowance Transferred To Non Covered Loans		0
Balance at end of period		0	0
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		0
Ending balance: loans individually evaluated for impairment		0
Ending balance: loans collectively evaluated for impairment		0
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		0
Consumer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	162,942	190,467
Provision (reversal) for loan losses	172,900	94,645
Charge-offs	(189,263)	(160,281)
Recoveries	46,793	38,111
Balance at end of period	193,372	162,942	190,467
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	21,822	25,893
General ALLL	171,550	137,049
Ending balance: loans individually evaluated for impairment	100,791	112,742
Ending balance: loans collectively evaluated for impairment	5,897,095	5,376,699
Non-covered Loans held-in-portfolio	5,997,886	5,489,441
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	5,997,886	5,489,441
Consumer | PUERTO RICO
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	5,555,377	5,056,778
Consumer | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	144,594	174,215
Provision (reversal) for loan losses	157,331	75,779
Charge-offs	(167,983)	(138,161)
Recoveries	40,023	32,573
Allowance Transferred From Covered Loans		188
Balance at end of period	173,965	144,594	174,215
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	20,259	24,083
General ALLL	153,706	120,511
Ending balance: loans individually evaluated for impairment	91,157	104,235
Ending balance: loans collectively evaluated for impairment	5,464,220	4,952,543
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	5,555,377	5,056,778
Consumer | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	0	723
Provision (reversal) for loan losses		(535)
Charge-offs		(2)
Recoveries		2
Allowance Transferred To Non Covered Loans		(188)
Balance at end of period		0	723
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL		0
General ALLL		0
Ending balance: loans individually evaluated for impairment		0
Ending balance: loans collectively evaluated for impairment		0
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income		0
Consumer | UNITED STATES
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Non-covered Loans held-in-portfolio	442,509	432,663
Consumer | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of period	18,348	15,529
Provision (reversal) for loan losses	15,569	19,401
Charge-offs	(21,280)	(22,118)
Recoveries	6,770	5,536
Balance at end of period	19,407	18,348	$ 15,529
Financing Receivable Allowance For Credit Loss Additional Information Abstract
Specific ALLL	1,563	1,810
General ALLL	17,844	16,538
Ending balance: loans individually evaluated for impairment	9,634	8,507
Ending balance: loans collectively evaluated for impairment	432,875	424,156
Loans And Leases Receivable Covered And Not Covered Total Net Of Unearned Income	$ 442,509	$ 432,663